Employees' Retirement Benefits (Schedule Of Estimated Future Benefit Payments) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013
Pension Plans, Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
2014	¥ 135,073
2015	136,279
2016	138,105
2017	135,848
2018	148,478
2019-2023	599,184
Total	1,292,967
NTT CDBP
Defined Benefit Plan Disclosure [Line Items]
2014	34,749
2015	41,721
2016	44,563
2017	46,918
2018	48,894
2019-2023	264,905
Total	¥ 481,750